Intangible assets - Additional information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 704,374		$ 753,224	$ 772,640
Intangible impairment loss	$ 5,459	$ 5,459	$ 0	73,733
Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible impairment loss				$ 73,733